Summary of Significant Accounting Policies (Details) £ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 GBP (£) shares	Jun. 30, 2021 GBP (£) shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Summary of Significant Accounting Policies (Details) [Line Items]
Net assets (in Pounds)			£ 330,498	£ 306,314	£ 63,556	£ 31,321
Cash balance (in Pounds)			243,524	£ 60,347	£ 34,539	£ 26,366
Net total (in Pounds)			£ 356,900
AJAX I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate shares in calculation of diluted per share | shares	41,254,590	41,254,591
Federal depository insurance coverage (in Dollars) | $	$ 250,000	$ 250,000
AJAX I [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption shares | shares			62,011,512	80,499,090